Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions
Fair value of plan assets	£ 31,845	£ 32,757	£ 37,111	£ 37,598	£ 57,787
Present value of plan obligations	(26,625)	(27,287)	(29,592)	(27,601)	(46,808)
Funded status	5,220	5,470	7,519	9,997	10,979
Actual return on plan assets	£ 450	£ (3,123)	£ 659	£ (19,285)	£ 1,667
Actual return on plan assets - %	1.40%	(8.40%)	1.80%	(33.40%)	2.90%
Plan liabilities
Pensions
Experience (losses)/gains	£ (176)	£ (3)	£ (1,599)	£ (2,137)	£ 237
Plan assets
Pensions
Experience (losses)/gains	(1,305)	(4,860)	(1,182)	(20,326)	872
Main Pension Scheme
Pensions
Fair value of plan assets	28,811	29,546	33,638	34,016	52,021
Present value of plan obligations	(24,009)	(24,461)	(26,534)	(24,733)	(42,020)
Funded status	4,802	5,085	7,104	9,283	10,001
Actual return on plan assets	£ 499	£ (3,023)	£ 634	£ (17,248)	£ 1,554
Actual return on plan assets - %	1.70%	(9.00%)	1.90%	(33.20%)	3.00%
Main Pension Scheme | Plan liabilities
Pensions
Experience (losses)/gains	£ (165)	£ 13	£ (1,531)	£ (2,053)	£ 241
Main Pension Scheme | Plan assets
Pensions
Experience (losses)/gains	£ (1,107)	£ (4,612)	£ (1,042)	£ (18,180)	£ 841